Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Current Liabilities [Abstract]
Accrued Liabilities and Other Current Liabilities
15.	Accrued liabilities and other current liabilities

	December 31,
	2019	2020
	RMB	RMB
Revenue sharing fees	817,792	990,867
Salaries and welfare	251,914	291,466
Marketing and promotion expenses	61,210	152,010
Bandwidth costs	167,793	86,967
Deposits from content providers, suppliers and advertising customers	47,386	50,909
License fees	48,138	40,749
Other taxes payable	40,349	15,002
Others	25,443	79,319

Total	1,460,025	1,707,289